Fair Value of Financial Assets and Liabilities - Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on a Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Liabilities:
Short-term debt		$ (751)	$ (421)
Long-term debt		(5,814)	(8,766)
Carrying Amount [Member] | Level III [Member]
Assets:
Notes hedges	[1]	301	258
Liabilities:
Notes Embedded Conversion Derivative	[1]	(301)	(258)
Carrying Amount [Member] | Level II [Member]
Assets:
Other financial assets		29	40
Derivative instruments-assets		10	3
Liabilities:
Short-term debt		(2)	(15)
Other long-term debt		(27)	(1)
Derivative instruments-liabilities			(6)
Carrying Amount [Member] | Level II [Member] | Notes Payable to Banks [Member] | USD Notes [Member]
Liabilities:
Short-term debt		(749)	(406)
Long-term debt		(4,728)	(7,752)
Carrying Amount [Member] | Level II [Member] | Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Long-term debt		(1,059)	(1,014)
Estimated Fair Value [Member] | Level III [Member]
Assets:
Notes hedges	[1]	301	258
Liabilities:
Notes Embedded Conversion Derivative	[1]	(301)	(258)
Estimated Fair Value [Member] | Level II [Member]
Assets:
Other financial assets		29	40
Derivative instruments-assets		10	3
Liabilities:
Short-term debt		(2)	(15)
Other long-term debt		(27)	(1)
Derivative instruments-liabilities			(6)
Estimated Fair Value [Member] | Level II [Member] | Notes Payable to Banks [Member] | USD Notes [Member]
Liabilities:
Short-term debt		(755)	(406)
Long-term debt		(4,879)	(8,011)
Estimated Fair Value [Member] | Level II [Member] | Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Long-term debt		$ (1,418)	$ (1,310)

[1]	During the fourth quarter of 2016, the Notes hedges and the Notes Embedded Conversion Derivative were transferred from level 2 to level 3 of the fair value hierarchy.